Owners' Capital/Partners' Equity - Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Balance as of beginning of the year	[1]	$ 1,065,708	$ 919,680		$ 777,332
Capital contributions			12,000		120,097
Profit attributable to GasLog's operations	[2]	12,916	40,628		22,439
Other comprehensive income attributable to GasLog's operations					2,527
Total comprehensive income attributable to GasLog's operations		12,916	40,628		24,966
Balance as of end of the year		1,179,659	1,065,708	[1]	919,680	[1]
Total Owners' Capital
Balance as of beginning of the year	[1]	155,554	277,311		199,154
Capital contributions			12,000		120,097
Profit attributable to GasLog's operations		12,916	40,628		22,439
Other comprehensive income attributable to GasLog's operations					2,527
Total comprehensive income attributable to GasLog's operations		12,916	40,628		24,966
Net contribution to the Partnership		(168,470)	(174,385)		(66,906)
Balance as of end of the year	[1]		155,554		277,311
Share capital
Balance as of beginning of the year		24	60		72
Net contribution to the Partnership		(24)	(36)		(12)
Balance as of end of the year			24		60
Contributed surplus
Balance as of beginning of the year		124,949	250,766		191,329
Capital contributions			12,000		120,097
Net contribution to the Partnership		(124,949)	(137,817)		(60,660)
Balance as of end of the year			124,949		250,766
Cash flow hedging reserve
Balance as of beginning of the year					(2,527)
Other comprehensive income attributable to GasLog's operations					2,527
Total comprehensive income attributable to GasLog's operations					2,527
Retained earnings
Balance as of beginning of the year		30,581	26,485		10,280
Profit attributable to GasLog's operations		12,916	40,628		22,439
Total comprehensive income attributable to GasLog's operations		12,916	40,628		22,439
Net contribution to the Partnership		$ (43,497)	(36,532)		(6,234)
Balance as of end of the year			$ 30,581		$ 26,485

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).
[2]	Includes profits of: (i) GAS-seven Ltd. for the period prior to its transfer to the Partnership on November 1, 2016, (ii) GAS-eleven Ltd. for the period prior to its transfer to the Partnership on May 3, 2017, (iii) GAS-thirteen Ltd. for the period prior to its transfer to the Partnership on July 3, 2017, (iv) GAS-eight Ltd. for the period prior to its transfer to the Partnership on October 20, 2017, (v) GAS-fourteen Ltd. for the period prior to its transfer to the Partnership on April 26, 2018 and (vi) GAS-twenty seven Ltd. for the period prior to its transfer to the Partnership on November 14, 2018. While such amounts are reflected in the Partnership’s financial statements because the transfers to the Partnership were accounted for as reorganizations of entities under common control (Note 1), the aforementioned entities were not owned by the Partnership prior to their transfers to the Partnership on the respective dates and accordingly the Partnership was not entitled to the cash or results generated in the period prior to such transfers.